U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

October 28, 2016

VIA EDGAR TRANSMISSION

Ms. Elizabeth Bentzinger
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:         TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Snow Capital Focused Value Fund (S000053721)
Snow Capital Hedged Equity Fund (S000053722)
Snow Capital Market Plus Fund (S000053723)
Snow Capital Inflation Advantaged Equities Fund (S000053724)
Snow Capital Mid Cap Value Fund (S000053725)

Dear Ms. Bentzinger:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), in response to your oral comments of March 29, 2016 regarding the Trust’s Post-Effective Amendment (“PEA”) No. 542 to its registration statement, filed on behalf of its series, Snow Capital Focused Value Fund, Snow Capital Hedged Equity Fund, Snow Capital Market Plus Fund, Snow Capital Inflation Advantaged Equities Fund and Snow Capital Mid Cap Value Fund (the “Funds”).  PEA No. 542 was filed pursuant to Rule 485(a) under the 1933 Act on Form N‑1A on February 12, 2016, for the purpose of adding the Funds as new series of the Trust.  The Trust is filing this PEA No. 582 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate and to file exhibits to the registration statement.

For your convenience in reviewing the Trust’s response, your comment is included in bold typeface immediately followed by the Trust’s response.

*     *     *     *     *     *

The Trust’s responses to your comments are as follows:

General Comments (All Funds)

1.	Staff Comment: Please explain supplementally why the Trust is not submitting a N-14 filing.

Response:  Form N-14 provides for registration of securities under the Securities Act of 1933, as amended (the “Securities Act”), to be issued in: (i) a transaction of the type specified in Rule 145(a) under the Securities Act (“Rule 145(a) transaction”); (ii) a merger in which a vote or consent of the security holders of the company being acquired is not required under applicable state law; (iii) an exchange offer for securities of the issuer or another person; (iv) a public reoffering or resale of any securities acquired in an offering registered on Form N-14; or (v) two or more of the transactions listed in items (i) through (iv).  The reorganization described in the registration statement (the “Reorganization”) will not be a transaction described in items (ii) through (iv).  It is the Trust’s view that the Reorganization is not a Rule 145(a) transaction.

Rule 145 under the Securities Act generally requires the registration of securities issued in connection with certain reclassifications, mergers, consolidations and transfers of assets.  However, the preliminary note to Rule 145 explains that these transactions are subject to the registration requirements of the Securities Act only when a plan or agreement is submitted to shareholders under which they must “elect, on the basis of what is in substance a new investment decision, whether to accept a new or different security in exchange for their existing security.”

In the Trust’s view, shareholders of the Predecessor Funds, each a series of 360 Funds, are not being asked to make a new investment decision in connection with their consideration of whether to approve the Reorganization.  If the Reorganization is approved, continuity of shareholder investment expectations will be maintained because the investment objectives of each Predecessor Fund and each corresponding Fund, each a series of the Trust, are identical and the principal investment strategies and risks of the Predecessor Funds will be substantially similar to those of the Funds.

The portfolio managers currently providing investment advice to their respective Predecessor Funds will be responsible for providing investment advice to the Funds after the Reorganization is consummated.  Further, the Reorganization does not involve the combination of existing funds with existing assets, shareholders and operating histories.  Rather, prior to the Reorganization, the Funds will have had no assets or operating history and simply will serve as a shell into which the Predecessor Funds will be reorganized and all of their assets transferred.  Upon consummation of the Reorganization, the Funds will assume the accounting and performance history of the Predecessor Funds.  At the effective time of the Reorganization, the number of shares to be issued by the Funds in connection with the Reorganization will be the same as the number of shares owned by Predecessor Fund shareholders and the net asset value of each Fund’s shares will be the same as the net asset value of each corresponding Predecessor Fund’s shares.  Thus, shares of each Fund will represent a continuation of the same investment and economic interests that are presently represented by shares of each corresponding Predecessor Fund.

A condition precedent to the Reorganization will be receipt by 360 Funds (of which the Predecessor Funds are a series) and the Trust (of which the Funds are series) of an opinion of counsel to the effect that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes to the Predecessor Funds, the Funds or the shareholders of the Predecessor Funds.

Even if the Reorganization were treated as a Rule 145(a) transaction, we believe the exception provided by Rule 145(a)(2) is available.  Rule 145(a)(2) provides that a merger, consolidation or similar plan or acquisition solely involving a change in domicile is not subject to the registration requirements of the Securities Act.  The “change in domicile” exception to the registration requirements of Rule 145 was carved out to preserve the “no-sale” theory previously embodied in Rule 133 for reorganizations effected to change an issuer’s domicile.  Over the years, the scope of the “change in domicile” exception contained in Rule 145(a)(2) has grown significantly through liberal construction of the Rule by the SEC’s staff, recognizing that various changes in a fund’s management and policies might be made incident to a reorganization.  These interpretations recognize that no sound policy reason dictates anything more than a proxy statement, in such reorganizations, as a means of informing shareholders and gaining their approval as required by applicable state or federal law.  For example, the SEC staff has taken “no action” positions in a number of cases involving corporate reorganizations without any change in domicile.1   In some instances, these corporate reorganizations have been accompanied by unrelated changes in fund structure or manner of investment.2   The policies underlying Rule 145(a)(2) have been applied broadly by the SEC staff to exempt from registration transactions in which there is a change in domicile and it is accompanied by “incidental” changes in legal form, structure and voting arrangements.3  Rule 145(a)(2) has also been interpreted to permit changes in domicile with accompanying management and structural changes that go beyond those “incidental” to a change in domicile.4   Finally, the SEC staff’s interpretive release on Rule 145 indicates that the exemption contained in Rule 145(a)(2) would be applicable to a change in domicile effected by way of a merger in which the surviving corporation would have a broader corporate purpose provision, where a new class of preferred stock was to be authorized, and where preemptive and cumulative voting rights were to be eliminated by the merger.5

In the Trust’s view, the Reorganization is merely a combination of the types of changes addressed in the Release and in previous no-action requests.  All material information necessary to make an informed judgment about the Reorganization will be contained in a written consent action to be furnished to shareholders of each Predecessor Fund in soliciting their approval.  Such information will include, among other things, a description of the Trust, a discussion of the effect of the Reorganization on the investment strategies and fee structures of the Predecessor Funds and a description of Snow Capital Management L.P. (the “Adviser”) in its continued role as investment adviser to the Funds, post-Reorganization.  With the exception of the Snow Capital Focused Value Fund, a series of 360 Funds, the Adviser is the sole shareholder of each of the Predecessor Funds and will approve the Reorganization via Written Consent.  With respect to the Snow Capital Focused Value Fund, a series of 360 Funds, the Adviser owns a majority of the Fund’s outstanding voting securities and will approve the Reorganization via Written Consent; as a result, an information statement on Schedule 14C will be furnished to all Fund shareholders other than the Adviser in connection with the Reorganization.  Finally, it is important to note that this post-effective amendment relating to the offering of the Funds’ shares has been filed with the SEC and the Reorganization will not be consummated before this registration statement is effective.

2.	Staff Comment: In compliance with Rule 313 of Regulation S-T, please update the series and class identifiers for the Trust in EDGAR to reflect the series and class identifiers and ticker symbols for each class of the Funds.

Response:  The Trust responds by noting that the series and class identifiers and ticker symbol for each class of the Funds have been added to EDGAR.

1 See, e.g., Lazard Freres Institutional Fund, Inc. (pub avail. Feb. 26, 1987) (reorganization of three Maryland corporations into newly-created shell series of two existing Maryland corporations); Massachusetts Financial Development Fund, Inc. (pub. avail. Jan. 10, 1985) (reorganization of five Massachusetts business corporations into Massachusetts business trusts).
2 See, e.g., Scudder Common Stock Fund, Inc. (pub. avail. Oct. 10, 1984) (reorganizations from two Massachusetts corporations to Massachusetts business trusts with proposed changes in investment objectives and fundamental investment restrictions).
3 See, e.g., Frank Russell Investment Company (pub. avail. Dec. 3, 1984) (reorganization of Maryland corporation into Massachusetts business trust); John Hancock Bond Fund, Inc. (pub. avail. Nov. 29, 1984) (reorganization of Maryland and Delaware corporations into Massachusetts business trusts); United Gold Shares, Inc. (pub. avail. Sept. 17, 1984) (reorganization of Texas corporation with one series of common shares and Maryland corporation with five series of common shares into Massachusetts business trust with eight series of shares, including two newly-created series of shares).
4 See, e.g., PEMCO (pub. avail. May 31, 1988) (reorganization of New York limited partnership into Maryland corporation where the directors of the successor corporation were different persons from the general partners of the predecessor partnership, new investment policies, restrictions and operations were introduced, and the custodian and independent certified accountants were changed); Aetna Variable Fund, Inc. (pub. avail. Jan 23, 1984) (reorganization of three Maryland corporations into Massachusetts business trusts where changes would be made to “standardize” the advisory, distribution, custodian and transfer agent agreements among the three new entities, and the new advisory agreements would effect changes requiring the payment of certain expenses by the new trusts rather than by the adviser, resulting in an 10 to 15 basis point increase in fund expenses).
5 See Illustration II(b) in Securities Act Release No. 5463 (Feb. 28, 1974).

3.	Staff Comment: Please clarify all instances in which “Fund” pertains to a “Predecessor Fund” (for example, the discussion of each Fund’s portfolio turnover rate).

Response:  The Trust responds by making the requested revisions, where applicable, throughout the Prospectus and Statement of Additional Information (“SAI”).

Prospectus – Summary Section (All Funds)

4.	Staff Comment: Please revise the parenthetical following the caption “Maximum Deferred Sales Charge (Load)” to state “as a percentage of the lower of the original purchase price or the net asset value at redemption of purchases of $1,000,000 or more that are redeemed within 12 months of purchase.”

Response:  The Trust responds by making the requested revision.

5.	Staff Comment: Please revise the last sentence of Footnote 1 in the “Fees and Expenses of the Fund” table to confirm that the Adviser may only recoup management fee reductions and/or expense payments so long as such payments do not exceed the lesser of: (1) the expense cap in place at the time of the waiver; or (2) the expense cap in place at the time of recoupment. Please also confirm this limitation on recoupment is reflected in the Funds’ operating expense limitation agreement.

Response:  The Trust responds by revising the last sentence of Footnote 1 to read as follows (changes shown in underline):

“The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limited agreement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.”

The Trust also supplementally confirms that under the terms of the Funds’ operating expense limitation agreement, in conjunction with the Funds’ investment advisory agreement, the Adviser is permitted to request reimbursement of management fee reductions and/or expense payments only to the extent such reimbursements will not exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

6.	Staff Comment: The narrative immediately preceding the expense example notes the estimated expenses for the time periods indicated assumes a shareholder redeems all of his or her shares at the end of those periods. Please revise the disclosure to note that the expense example reflects the Fund’s estimated expenses “whether you hold or redeem your shares at the end of each period.”

Response:  The Trust responds by revising the narrative preceding the example as follows:

“This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs, whether you hold or redeem your shares at the end of each period, would be:”

7.	Staff Comment: With respect to fixed income securities, please disclose the criteria (e.g. maturity, duration, credit quality) each Fund may use to select such securities. If duration is discussed, please provide a definition for duration and example showing 1% effects on a Fund’s assets at a given duration. Please also disclose the lowest credit rating. Please also disclose if the Funds may invest in bonds in default as a principal strategy.

Response:  The Trust responds by revising the applicable disclosure for each Fund to clarify that each Fund may invest in fixed income securities of varying duration, maturity and credit quality, including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds”.  With respect to duration, the Trust responds by adding the following disclosure to each Fund’s principal investment strategies disclosure:

“Note on Duration.  Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The duration of the Fund’s portfolio is expressed in years and measures the portfolio’s change in value in relation to changes in interest rates.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of three years would rise by approximately 3%.  Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 3%.  The Fund’s target duration with respect to each investment will vary from investment to investment and may change over time.”

The Trust further responds by revising the applicable disclosure for each Fund that “the Fund will not purchase debt securities rated as in default by an NRSRO.”

8.	Staff Comment: With respect to each Fund’s investments in preferred stocks, please add risk disclosure to the Summary Section and Item 9 to indicate that preferred stocks are callable and not guaranteed.

Response:  The Trust responds by adding the following disclosure to each Summary Section:

•	Preferred Stock Risk. Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer. Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited. Preferred stocks are also subject to the risk that the issuer may “call in,” or redeem, the stock at a specific price after a certain date, as reflected in its prospectus.

and adding the following disclosure to Item 9:

Preferred Stock Risk.  The Funds may invest in preferred stock.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or discontinued by the issuer.

9.	Staff Comment: The prospectus indicates the Funds may invest in convertible securities as a principal investment strategy. Please supplementally confirm whether the Funds currently invest in or intend to invest in contingent convertible bonds. If the Funds do or intend to invest in contingent convertible bonds, consider whether any additional disclosure is appropriate. The type of disclosure will depend on the type and extent of the investments and the characteristics and credit quality of the investments.

Response:  The Trust responds supplementally by indicating that the Funds do not currently invest in contingent convertible bonds as a principal investment strategy and do not intend to investment in contingent convertible bonds as a principal investment strategy.  Accordingly, the Trust has not added any additional disclosure.

10.	Staff Comment: Please consider expanding the “Management Risk” disclosure to address that a Fund may not meet its investment objective based on the Adviser’s success or failure to implement its strategies.

Response:  The Trust responds by revising “Management Risk” disclosure for each Fund as follows (changes shown in underline):

•	Management Risk. The Fund relies on the Adviser’s ability to pursue the Fund’s investment objective, and may not meet its investment objective based on the Adviser’s success or failure to implement the Fund’s investment strategies. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

11.	Staff Comment: Please revise “Newer Fund Risk” to address the Funds’ reorganization and consider expanding the disclosure to state that a Fund may not meet its investment objective.

Response:  The Trust responds by revising “Newer Fund Risk” disclosure for each Fund as follows (changes shown in underline):

•	Newer Fund Risk. The Predecessor Fund was formed in 2013 and reorganized into the Fund in 2016. Prior to 2013, the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or grow to and maintain an economically viable Fund asset size.

12.	Staff Comment: Please clarify that each Portfolio Manager’s service with a Fund is as of the inception date of the applicable “Predecessor Fund”.

Response:  The Trust responds by making the requested revisions.

Prospectus – Summary Section – Snow Capital Inflation Advantaged Equities Fund and Snow Capital Mid Cap Value Fund – Principal Investment Strategies

13.	Staff Comment: With respect to each Fund’s policy of investing at least 80% of the Fund’s net assets in a manner suggested by the Fund’s name, please revise the disclosure to clarify the Fund’s 80% policy includes the amount of any borrowings for investment purposes.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Inflation Advantaged Equities Fund and Snow Capital Mid Cap Value Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Focused Value Fund – Principal Investment Strategies

14.	Staff Comment: The Fund includes “Junk Bonds Risk” as a principal risk, but does not discuss junk bonds as a principal investment strategy. Please either remove the “Junk Bonds Risk” or add disclosure to the discussion of the Fund’s Principal Investment Strategies.

Response:  As noted in the Trust’s response to Staff Comment 7, above, the Trust has included a discussion of junk bonds in the Fund’s principal investment strategies disclosure.

Prospectus – Summary Section – Snow Capital Focused Value Fund – Principal Risks

15.	Staff Comment: Please explain why “Management Style Risk” is not included in the Principal Risks for the Snow Capital Focused Value Fund, as the Fund intends to invest in value-oriented stocks.

Response:  The Trust responds by adding the following risk disclosure:

•	Management Style Risk. The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Prospectus – Summary Section – Snow Capital Focused Value Fund – Performance

16.	Staff Comment: The Fund lists the Russell 1000® Value Total Return Index as its primary index. However, Form N-1A requires the Fund’s performance be measured against a “broad-based securities market index” that reflects the performance of the entire stock market. Please include a broad-based securities market index as the primary benchmark index. If the Fund intends to include the Russell 1000® Value Total Return Index as an additional index, please also include a description of the additional index in the narrative preceding the bar chart.

Response:  The Trust respectfully declines to use an alternative index to the Russell 1000® Value Total Return Index as its primary benchmark index, as the Trust believes the Russell 1000® Value Total Return Index meets the definition of an “appropriate broad-based securities market index” as defined in Instruction 5 to Item 27(b)(7)6 of Form N-1A.

Prospectus – Summary Section – Snow Capital Focused Value Fund, Snow Capital Hedged Equity Fund and Snow Capital Inflation Advantaged Equities Fund – Principal Risks

17.	Staff Comment: Please consider expanding “Credit Risk” disclosure to address the sensitivity of debt securities to default and changes in credit ratings.

Response:  The Trust responds by revising the disclosure as follows (changes shown in underline):

•	Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.

Prospectus – Summary Section – Snow Capital Hedged Equity Fund and Snow Capital Inflation Advantaged Equities Fund – Fees and Expense of the Fund Table

18.	Staff Comment: Please confirm that dividends and interest expense on short positions will be included in the Fees and Expenses of the Fund table.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Hedged Equity Fund and Snow Capital Inflation Advantaged Equities Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Hedged Equity Fund – Principal Investment Strategies

19.	Staff Comment: With respect to the Fund’s equity strategy, please revise the disclosure to briefly describe in Plain English the mechanics of a long/short equity strategy and how it will achieve the Fund’s investment objective. In addition, please clarify whether the Fund’s long/short equity strategy is the same as a “hedge” strategy.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Hedged Equity Fund from the registration statement.

20.	Staff Comment: Page 7 of the prospectus states “the Fund may invest up to 20% of its long net assets in debt securities of varying maturities and durations”. Please add a plain English definition of duration.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Hedged Equity Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Hedged Equity Fund – Principal Risks

21.	Staff Comment: The Fund includes “High Portfolio Turnover Risk” as a principal risk of the Fund. If the Fund engages in active and frequent trading, please add applicable disclosure to the discussion of the Fund’s principal investment strategies or remove the risk disclosure.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Hedged Equity Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Hedged Equity Fund – Performance

22.	Staff Comment: The Average Annual Total Returns table includes returns for the S&P 500® Total Return Index and the HFRX Equity Hedge Index. As required by Instruction 2(a) to Item 4(b)(2)(iv) of Form N-1A, please add disclosure to the narrative explanation accompanying the table describing the additional benchmark index.

6 Instruction 5 to Item 27(b)(7) defines an “appropriate broad-based securities market index” as “one that is administered by an organization that is not an affiliated person of the Fund, its investment adviser, or principal underwriter, unless the index is widely recognized and used.”

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Hedged Equity Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Market Plus Fund – Principal Investment Strategies

23.	Staff Comment: The Fund states it will “invest approximately 80% of its net assets in equity securities of companies that are among the top 300 securities by weighting in the Russell 3000® Value Index.” Please briefly state the types of companies that comprise the Russell 3000® Value Index, and provide the market capitalization range of the Index.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Market Plus Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Inflation Advantaged Equities Fund – Principal Investment Strategies

24.	Staff Comment: Please disclose how the Fund’s investment strategy of investing primarily in equity securities supports the objective of “protection of investment principal”.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Inflation Advantaged Equities Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Inflation Advantaged Equities Fund – Principal Investment Strategies

25.	Staff Comment: Please consider revising the Fund’s principal investment strategy to explain short sales and short equity positions using plain English.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Inflation Advantaged Equities Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Mid Cap Value Fund – Principal Investment Strategies

26. Staff Comment:  The Fund notes it will invest in equity securities of companies within the market capitalizations range of the Russell Midcap® Value Total Return Index (“mid-cap securities”).  Please disclose the market capitalizations ranges of such mid-cap companies.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Mid Cap Value Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Mid Cap Value Fund – Principal Risks

27.	Staff Comment: Please remove “Management Style Risk” or add applicable disclosure to the discussion of the Fund’s principal investment strategies.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Mid Cap Value Fund from the registration statement.

28.	Staff Comment: Please remove “Large-Cap Company Risk” or add disclosure to the discussion of the Fund’s principal investment strategies.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Mid Cap Value Fund from the registration statement.

Prospectus – Summary Section – Snow Capital Mid Cap Value Fund – Principal Risks

29.	Staff Comment: The Average Annual Total Returns table includes returns for the Russell Midcap Value Total Return Index and the Russell 2500® Value Total Return Index. As required by Instruction 2(a) to Item 4(b)(2)(iv) of Form N-1A, please add disclosure to the narrative explanation accompanying the table describing the additional benchmark index.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Mid Cap Value Fund from the registration statement.

Prospectus – Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Snow Capital Hedged Equity Fund

30.	Staff Comment: The investment objective of the Fund is different than that presented in the Summary Section. Revise the Fund’s investment objective to be consistent.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Hedged Equity Fund from the registration statement.

31.	Staff Comment: Please disclose that the Snow Capital Hedged Equity Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective, and discuss the tax consequences that high portfolio turnover may have on the Fund, as required by Instruction 7 to Item 9(b) of Form N-1A.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Hedged Equity Fund from the registration statement.

Prospectus – Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Snow Capital Market Plus Fund

32.	Staff Comment: The discussion of the Fund’s Principal Investment Strategies in the Summary Section states the Fund invests “approximately 80% of its net assets in equity securities,” whereas the Item 9 disclosure states the Fund will invest “at least 80% of its net assets in equity securities”. Please reconcile the disclosure.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Market Plus Fund from the registration statement.

Prospectus – Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Snow Capital Inflation Advantaged Equities Fund

33.	Staff Comment: Please include in the Item 9 disclosure a discussion of the Fund’s strategy of using short equity positions, as referenced in the Summary Section.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Inflation Advantaged Equities Fund from the registration statement.

Prospectus – Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Snow Capital Mid Cap Value Fund

34.	Staff Comment: The disclosure states the Fund may invest up to 25% of its net assets in foreign equity securities, including investments in emerging markets. However, the Summary Section notes the Fund may invest up to 20% of its net assets in foreign equity securities. Please reconcile the disclosure to clarity whether the Fund may invest up to 20% or 25% of its net asset in foreign equity securities.

Response:  The Trust responds by supplementally confirming it has removed the Snow Capital Mid Cap Value Fund from the registration statement.

Prospectus – Principal Risks of Investing in the Funds

35.	Staff Comment: The “Interest Rate Risk” disclosure in each Fund’s Summary Section describes the effect of interest rates on stock prices. Please reconcile the Item 9 risk disclosure with the Summary Section.

Response:  The Trust responds by replacing the Item 9 risk disclosure with the following:

“Interest Rate Risk.  Increases in interest rates typically lower the present value of a company’s future earnings stream.  Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.”

36.	Staff Comment: The “Foreign Currency Risk” disclosure in each Fund’s Summary Section more broadly describes the risk associated with foreign currencies and is not limited to emerging market foreign currencies. Please reconcile the Item 9 risk disclosure with the Summary Section.

Response:  The Trust responds by revising the Item 9 risk disclosure as follows (changes shown in underline):

“Foreign Currency Risk.  The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.”  Such controls may also affect the value of the Fund’s holdings.  Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries, which may have an adverse effect on the value of securities of foreign companies traded on U.S. or foreign exchanges.  For example, many emerging markets countries have experienced steady declines or sudden devaluations or increases of their currencies relative to the U.S. dollar, which may have adverse effects on companies’ cash flows, asset values and profits or losses, and may have adverse effects on the value of a Fund’s assets denominated in foreign currencies.  Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies.  Some governments have responded to such market fluctuation by restricting currency conversions, foreign investments or the repatriation of foreign investments.  Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation.”

37.	Staff Comment: The disclosure in Item 9 related to Options and Futures Risk indicates the risk factor is applicable to the Focused Value Fund and the Hedged Equity Fund. However, the Focused Value Fund does not discuss options as a principal strategy. Please revise the risk disclosure to clarify the Options and Futures Risk factor is applicable only to the Hedged Equity Fund or add disclosure to the discussion of the principal investment strategies of the Focused Value Fund.

Response:  The Trust responds by revising the Options and Futures Risk disclosure to clarify the risk factor is applicable to the Hedged Equity Fund only.

38.	Staff Comment: The disclosure in Item 9 related to Short Sales Risk indicates the risk factor is applicable to the Focused Value Fund and the Hedged Equity Fund. However, the Focused Value Fund does not discuss short sales as a principal strategy. Please revise the risk disclosure to clarify the Short Sales Risk factor is not applicable to the Focused Value Fund or add disclosure to the discussion of the principal investment strategies of the Focused Value Fund. Please also clarify that the Short Sales Risk factor is applicable to the Inflation Advantaged Equities Fund.

Response:  The Trust responds by revising the risk disclosure to clarify the Short Sales Risk factor is not applicable to the Focused Value Fund and is applicable to the Inflation Advantaged Equities Fund and Hedged Equity Fund.

39.	Staff Comment: The Staff notes the disclosure in the risk factor “Tax Risk” discusses potential tax consequences associated with call options, and the Prospectus indicates the risk factor is applicable to both the Hedged Equity Fund and the Focused Value Fund. However, the Focused Value Fund does not discuss options as a principal investment strategy. Please consider revising the disclosure to indicate the risk factor “Tax Risk” is applicable only to the Hedged Equity Fund or add applicable disclosure to the Focused Value Fund’s principal investment strategy.

Response:  The Trust responds by revising the risk disclosure to clarify the Tax Risk factor is not applicable to the Focused Value Fund and is applicable only to the Hedged Equities Fund.

40.	Staff Comment: The Staff notes the discussion of call option premiums at the end of the Principal Risks of Investing in the Funds section appears to apply to all of the Funds. Please consider clarifying the disclosure to indicate whether it applies all Funds and that the disclosure does not describe a principal risk of investing in the Funds.

Response:  The Trust responds by supplementally confirming the applicable disclosure is applicable to all Funds and does not describe a principal risk of investing in the Funds.  Accordingly, and to avoid confusion, the relevant disclosure has been moved to the SAI.

41.	Staff Comment: Please consider adding Management Style Risk disclosure to Item 9, as applicable.

Response:  The Trust responds by adding the following disclosure to Item 9:

“In addition to the Principal Risks noted above, the Hedged Equity Fund, the Focused Value Fund and the Mid Cap Value Fund are also subject to the following risk:

Management Style Risk.  Each Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and each Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.  The ability of each Fund to meet its investment objective is directly related to the success of the Adviser’s investment process, and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Funds will be correct or produce the desired results.”

Prospectus – Management of the Funds – The Adviser – Fund Expenses

42.	Staff Comment: Please consider revising the Fund Expenses disclosure to clarify that any recoupment by a Fund may not exceed the lesser of: (1) the expense cap in place at the time of the waiver; or (2) the expense cap in place at the time of recoupment.

Response:  The Trust responds by revising the applicable disclosure as follows (changes shown in underline):

“In addition, any such reimbursement from a Fund to the Adviser will be subject to the applicable limitation on Fund expenses, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.”

Prospectus – Shareholder Information – Sales Charge Reductions and Waivers

43.	Staff Comment: With respect to the discussion of Contingent Deferred Sales Charge Waivers, the Prospectus notes “The sales charge is imposed on a lot by lot basis on the current NAV or initial purchase price, whichever is lower.” Please consider revising the disclosure to clarify what is meant “lot by lot basis”.

Response:  The Trust responds by revising the disclosure as follows (changes shown in underline):

“The sales charge is imposed on ~~a lot by lot basis~~ eligible shares using the current NAV or initial purchase price, whichever is lower.”

44.	Staff Comment: With respect to Contingent Deferred Sales Charge Waivers, please revise the bullet point list, as applicable, to disclose all circumstances in which the sales charge may be waived.

Response:  The Trust responds by revising the disclosure to clarify that the situations listed are the only circumstances under which deferred sales charges may be waived.

45.	Staff Comment: As required by Item 12(a)(5) of Form N-1A, please state whether the Funds make information related to deferred sales charges available free of charge on their website, and if not, disclose the reasons for not doing so.

Response:  The Trust responds by adding the following disclosure under the caption “Contingent Deferred Sales Charge Waivers:

“If you would like information about contingent deferred sales charge waivers, call your financial representative or contact the Funds at 877-SNOWFND (877-766-9363).  Information about the Funds’ contingent deferred sales charges is available free of charge on the Funds’ website at www.snowfunds.com.”

Prospectus – Shareholder Information – How to Purchase Shares

46.	Staff Comment: Page 44 of the prospectus includes disclosure that “deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.” Please revise the disclosure to clarify what constitutes receipt by the Transfer Agent.

Response:  The Trust responds by revising the applicable disclosure as follows (changes shown in underline):

“The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.”

47.	Staff Comment: Please supplementally explain the legal basis for allowing financial intermediaries including Authorized Intermediaries, to set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds. The current disclosure suggests that investors who place their orders with such intermediaries before 4:00 p.m. Eastern time may not receive that day’s NAV. Please refer to Rule 22c-1 under the 1940 Act.

Response:  The Trust supplementally explains that Authorized Intermediaries are not authorized agents of the Funds, and therefore, may impose earlier cut-off times for redemption requests upon those shareholders who choose to redeem Fund shares through an Authorized Intermediary.  Purchase requests received by financial intermediaries after their designated cut-off times, but before the cut-off times established by a Fund, will not have been received (as described in Rule 22c-1(a)) by a Fund until the next day.

The Trust further responds by revising the applicable disclosure as follows (changes shown in underline):

“Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.  Purchase requests submitted to an Authorized Intermediary after the Authorized Intermediary’s imposed cut-off time may not be received by a Fund prior to the Fund’s cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day.  Such purchase requests will be processed at the NAV calculated at the close of regular trading on the next day that the NYSE is open for business.  For more information about your financial intermediary’s rules and procedures, ~~and~~ whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds, you should contact your financial intermediary directly.”

Prospectus – Shareholder Information – How to Redeem Shares

48.	Staff Comment: Page 48 of the prospectus includes disclosure that “deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.” Please revise the disclosure to clarify what constitutes receipt by the Transfer Agent.

Response:  The Trust responds by revising the disclosure as follows (changes shown in underline):

“The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.”

Prospectus – Other Fund Policies – Redemption in Kind

49.	Staff Comment: With respect to redemptions made in kind, please add disclosure to indicate shareholders will incur brokerage costs when converting securities paid in kind to cash.

Response:  The Trust responds by revising the disclosure as follows (changes shown in underline).

“Redemption in Kind.  The Funds generally pay redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to redeem in kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges when converting the securities to cash.  These securities paid in kind remain subject to general market risks until sold.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions paid in cash.  In addition, sales of such in kind securities may generate taxable gains.”

Prospectus – Distribution of Fund Shares – Distribution and Shareholder Servicing (Rule 12b-1) Plan

50.	Staff Comment: The Staff notes General Instruction C.3.(a) to Form N-1A requires that information required by Item 12 must be disclosed in one place in the prospectus. Please move the information under the caption “Distribution and Shareholder Servicing (Rule 12b-1) Plan” to a place in the Prospectus adjacent to the Item 12 information.

Response:  The Trust responds by making the requested revision.

Prospectus – Financial Highlights

51.	Staff Comment: As required by Item 19(h)(3) of Form N-1A, please identify the independent registered public accounting firm of the Predecessor Funds. Please also supplementally confirm the Registrant intends to obtain and file with the SEC the consent of the Predecessor Funds’ independent registered public accounting firm to use the audited financial statements of the Predecessor Funds. The Staff refers the Registrant to Section 7 under the 1933 Act.

Response:  The Trust responds by making the requested revisions to identify the Predecessor Funds’ independent registered public accounting firm.  The Trust further responds by supplementally confirming the Trust will obtain and file with the SEC the consent of the Predecessor Funds’ independent registered public accounting firm to use the audited financial statements of the Predecessor Funds.

SAI – Front Cover

52.	Staff Comment: Please confirm the Predecessor Funds’ audited financial statements for the fiscal year ended February 29, 2016, incorporated by reference from the Predecessor Funds’ 2016 Annual Report to Shareholders, will be filed before the effective date of the Prospectus.

Response:  The Trust responds by supplementally confirming the Predecessor Funds’ 2016 Annual Report to Shareholders was filed with the SEC on May 6, 2016 (SEC Accession No. 0001398344-16-012984).

SAI – Investment Restrictions – Fundamental Investment Restrictions

53.	Staff Comment: Fundamental Investment Restriction No. 3 notes each Fund may not “[i]nvest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. Government securities).” The Staff notes the Funds may not ignore the securities of underlying funds for purposes of compliance with this restriction. Please add the following disclosure to Fundamental Investment Restriction No. 3: “Each Fund will consider underlying fund securities when considering its own concentration policy”.

Response:  The Trust responds by adding the following clarifying footnote to Fundamental Investment Restriction No. 3.

“ (1)	For purposes of complying with this restriction, each Fund will look through to the securities of any underlying funds.”

54.	Staff Comment: As required by Item 16(d), please add disclosure related to temporary defensive positions a Fund may make as described in the SAI.

Response:  The Trust responds by directing the Staff to the disclosure beginning on page 20 of the SAI under the caption “Cash or Similar Investments; Temporary Strategies,” which includes a description of the investments each Fund may make when taking a temporary defensive position.

SAI – Management of the Funds – Board Committees

55.	Staff Comment: Please state the number of meetings held during the last fiscal year for each of the Trust’s committees, as required by Item 17(2)(b)(2)(iii) of Form N-1A.

Response:  The Trust responds by adding disclosure to clarify that during the past fiscal year, each committee did not meet with respect to the Funds.

SAI – Distribution and Servicing of Fund Shares

56.	Staff Comment: Please provide a table for the underwriting compensation as instructed by Item 25(b) of Form N-1A.

Response:  The Trust responds by replacing the narrative disclosure with the following table:

Name of Principal Underwriter	Net Underwriting Commissions and Discounts	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Matrix Capital Group, Inc.[1]	$0	$0	$0	$0
(1)	The principal underwriter of the Predecessor Funds

SAI – Proxy Voting Procedures

57.	Staff Comment: Please more fully describe the Adviser’s proxy voting policy. The Staff refers the Registrant to Investment Company Release IC-25922. Alternatively, the Registrant may include the proxy voting policy as an appendix to the SAI.

Response:  The Trust responds by adding the following disclosure under the caption “The Adviser’s Proxy Voting Guidelines”:

“Routine proposals are those which do not change the structure, bylaws or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Non-routine proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of a shareholder‘s investment.  The Adviser will review each non-routine proposal on a case-by-case basis, and voting decisions will be made on the economic interest of the account.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters.  The Adviser will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the account.

Conflicts of Interest
The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process.  If a material conflict is identified, proxies will be voted for that company in the following manner:

•	If the Adviser’s voting guidelines indicate a vote “For” or “Against” a specific issue, the Adviser will vote in accordance with such predetermined guidelines.

•	If the guidelines do not cover an issue or indicate a “case-by-case” analysis, the Adviser will either seek the consent of clients or the written recommendation of an independent third party.”

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If you have any additional questions or require further information, please contact Adam Smith at (414) 765-6115.

Sincerely,

/s/ John P. Buckel

John P. Buckel
President and Principal Executive Officer
Trust for Professional Managers

U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

October 28, 2016

VIA EDGAR TRANSMISSION

Ms. Debbie Skeens
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:         TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Snow Capital Dividend Plus Fund (S000055219)

Dear Ms. Skeens:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), in response to your oral comments of August 26, 2016 regarding the Trust’s Post-Effective Amendment (“PEA”) No. 566 to its registration statement, filed on behalf of its series, the Snow Capital Dividend Plus Fund (the “Fund”).  PEA No. 566 was filed pursuant to Rule 485(a) under the 1933 Act on Form N‑1A on July 15, 2016, for the purpose of adding the Fund as a new series of the Trust.  The Trust is filing this PEA No. 582 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate and to file exhibits to the registration statement.

For your convenience in reviewing the Trust’s response, your comment is included in bold typeface immediately followed by the Trust’s response.

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The Trust’s responses to your comments are as follows:

General Comments

1.	Staff Comment: The Staff notes that the Fund is the accounting successor to the then-existing Snow Capital Dividend Plus Fund, a series of 360 Funds (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund (the “Transaction”). Please confirm the Fund will not use this registration statement prior to the consummation of the Transaction.

Response:  The Trust responds by supplementally confirming the Fund will not use the registration statement prior to the consummation of the Transaction.

2.	Staff Comment: The Staff notes a corresponding proxy statement has not been filed to solicit shareholder approval of the Transaction. Please explain supplementally why shareholder approval is not required in connection with the Transaction.

Response:  The Trust responds by supplementally confirming the sole shareholder of the Predecessor Fund is Snow Capital Management L.P. (the “Adviser”) and the Adviser will provide its unanimous written consent approving, among other things, the Agreement and Plan of Reorganization in connection with the Transaction.

3.	Staff Comment: Please confirm supplementally all missing information will be included in the registration statement filed pursuant to Rule 485(b), and that any material changes made to the preliminary registration statement will be filed with the SEC pursuant to Rule 485(a).

Response:  The Trust responds by supplementally confirming all missing information will be included in the registration statement filed pursuant to Rule 485B.  The Trust further confirms that any material changes to the registration statement will be filed with the SEC pursuant to Rule 485(a).

Prospectus – Summary Section

4.	Staff Comment: The Staff notes the “Fees and Expenses of the Fund” table includes sub-captions for “Dividends on Securities Sold Short” and “Interest Expense”. If short selling is a principal strategy of the Fund, please add corresponding strategy and risk disclosure to the Summary Section and Item 9. Please also confirm that, if short selling is a principal strategy, the Fund will include the cost of brokerage commissions in the sub-caption.

Response:  The Trust responds by supplementally stating that short selling is not a principal strategy of the Fund and removing the related sub-captions from the “Fees and Expenses of the Fund” table.

5.	Staff Comment: The Staff notes the Fund includes “Exchange-Traded Funds Risk” disclosure in Item 9 of the Prospectus. If investments in ETFs are a principal strategy, please add corresponding strategy and risk disclosure to the Summary Section. If investments in ETFs are not a principal strategy, please supplementally explain why the Fees and Expenses of the Fund table includes a caption for acquired fund fees and expenses (“AFFE”).

Response:  The Trust responds supplementally confirming investments in ETFs is not a principal strategy of the Fund, and removing “Exchange-Traded Funds Risk” disclosure from Item 9 of the Prospectus.  The Trust further responds by supplementally explaining it will only include a separate caption for AFFE if AFFE exceeds 0.01%, which may occur, depending on the extent the Fund invests in money market mutual funds to manage its cash position.

6.	Staff Comment: The narrative immediately preceding the expense example notes the estimated expenses for the time periods indicated assumes a shareholder redeems all of his or her shares at the end of those periods. If accurate, please revise the disclosure to note that the expense example reflects the Fund’s estimated expenses “whether you hold or redeem your shares at the end of each period.”

Response:  The Trust responds by explaining while shareholders who redeem Class A shares within 12 months of purchase may incur a 0.50% deferred sales charge, the deferred sales charge only applies to purchases of $1,000,000 or more.  Because the example contemplates a $10,000 investment, the deferred sales charge was not a factor in the calculation of shareholders’ costs at the end of the specified periods.  As a result, the Trust respectfully declines to make the suggested revision, as the narrative discussion of the expense example tracks Item 3 of Form N-1A.

Prospectus – Summary Section – Principal Investment Strategies

7.	Staff Comment: With respect to the Fund’s investments in options, please specify the types of options in which the Fund may invest, and state whether the use of options will be for hedging purposes or to enhance returns. The Staff also notes disclosure in the SAI implies the Fund may include options in the calculation for purposes of meeting the Fund’s policy of investing at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000® Value Index. If so, please supplementally confirm options will be valued at market value and not notional value for purposes of meeting this 80% policy.

Response:  The Trust responds by supplementally confirming that options will not be included in the Fund’s calculation for meeting its policy of investing at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000® Value Index.

8.	Staff Comment: The Staff notes the summary risk disclosure related to options also includes futures risk. If investments in futures is not a principal risk of the Fund, please remove the disclosure from the Prospectus.

Response:  The Trust responds by supplementally stating that investments in futures is not a principal strategy of the Fund and by removing any applicable risk disclosure.

9.	Staff Comment: Please consider whether disclosure regarding the Fund’s investments in derivatives instruments included in the discussion of principal investment strategies and principal risks conforms to the requirements set forth in the letter from Barry Miller to the Investment Company Institute dated July 30, 2010.

Response:  The Trust believes that disclosure included in the Prospectus appropriately conveys to shareholders the Fund’s principal investment strategies with respect to the use of derivatives as well as the risks related to these investments.  Therefore, the Trust does not believe it is necessary to make any revisions associated with this comment.

10.	Staff Comment: With respect to the Fund’s investments in convertible bonds, please confirm supplementally whether the Fund will invest in contingent convertible bonds.

Response:  The Trust responds by supplementally confirming the Fund will not invest in contingent convertible bonds.

11.	Staff Comment: With respect to the Fund’s investments in foreign equity securities, please consider revising the disclosure to clarify whether the foreign equity securities will be in non-U.S. dollar denominated securities. Please also revise the disclosure to clarify the types investments the Fund may use for its indirect investments in foreign equity securities.

Response:  The Trust responds by revising the applicable disclosure as follows (changes shown in underline):

“The Fund may have up to 25% of its net assets invested ~~directly or indirectly~~ in foreign equity securities (including issuers domiciled in emerging markets), which may be denominated in foreign currencies.  The Fund’s investments in securities of foreign companies may include American depositary receipts (“ADRs”) and European depositary receipts (“EDRs”).”

Prospectus – Summary Section – Principal Risks

12.	Staff Comment: If the Fund is advised by or sold through an insured depositary institution, please add the disclosure required by Item 4(b)(iii) of Form N-1A.

Response:  The Trust responds by supplementally confirming the Fund is neither advised by nor sold through an insured depositary institution.

13.	Staff Comment: Please add risk disclosure associated with investments in convertible bonds to both the summary section and Item 9.

Response:  The Trust responds by adding the following risk factor to the summary section of the prospectus:

•	“Convertible Securities Risk. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.”

The Trust further responds by adding the following risk factor to Item 9 of the prospectus:

“Convertible Securities Risk.  A convertible security is a fixed income security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.”

14.	Staff Comment: Please review the risk factors so that the disclosure does not conflict with the discussion of the Fund’s principal investment strategies.

Response:  The Trust responds by supplementally confirming it has reviewed the risk factors for continuity with the disclosure of the Fund’s principal investment strategies and made applicable changes to remove and/or revise any conflicting disclosure.

15.	Staff Comment: The Fund includes “Business and Sector Risk” but does not include any discussion related to industry concentration. If the Fund does intend to concentrate in any particular industry or group of industries, please include applicable disclosure in the discussion of the Fund’s principal investment strategies.

Response:  The Trust responds by supplementally confirming the Fund does not intend to concentrate its investments in any one industry or group of industries.  Accordingly, the Trust has removed the risk factor “Business and Sector Risk” from the prospectus.

Prospectus – Summary Section – Performance

16.	Staff Comment: Please revise the narrative discussion immediately preceding the bar chart to clarify the performance shown represents the performance of the Class I shares of the Predecessor Fund.

Response:  The Trust responds by making the requested revision.

17.	Staff Comment: Please supplementally confirm the selection of the Predecessor Fund’s Class I shares for the performance presentation is consistent with Instructions 3(a) and 3(c) to Item 4(b)(2) of Form N-1A.

Response:  The Trust responds by supplementally confirming the selection of the Predecessor Fund’s Class I shares for the performance presentation is consistent with Instructions 3(a) and 3(c) to Item 4(b)(2) of Form N-1A.

18.	Staff Comment: Please consider revising the narrative disclosure to clarify whether the expenses of the Fund are different from the expenses of the Predecessor Fund. If so, please revise the disclosure to state that if the expenses of the Fund were the same as the Predecessor Fund, returns would have been different.

Response:  The Trust responds by supplementally confirming the Fund is subject to the same expense structure as the Predecessor Fund.  Accordingly, the Trust respectfully declines to make any revisions associated with this comment.

19.	Staff Comment: The Staff notes the performance of Class A shares of the Predecessor Fund must be adjusted to reflect the maximum sales load of the Fund. If the maximum sales load of the Fund is the same as the Predecessor Fund, please confirm supplementally.

Response:  The Trust responds by supplementally confirming the maximum sales load for Class A shares of the Fund is the same as the maximum sales load for the Class A shares of the Predecessor Fund.

20.	Staff Comment: Please revise the narrative disclosure following the performance table to clarify after-tax returns for Class A shares will vary “due to differences in expenses.”

Response:  The Trust responds by making the requested revision.

Prospectus – Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

21.	Staff Comment: As a general comment, please revise the discussion of the Fund’s principal investment strategies to include additional detail on the types of investments in which the Fund may invest, as indicated by the principal risks of investing in the Fund.

Response:  The Trust responds by supplementally confirming it has reviewed the discussion of the Fund’s principal investment strategies and risk factors for continuity and made applicable changes to remove and/or revise any conflicting disclosure.

22.	Staff Comment: The Fund discloses it will not make any change to its investment policy of investing at least 80% of its assets in investments suggested by the Fund’s name “without first changing the Fund’s name”. Please explain supplementally why the Fund includes this disclosure, as changing the Fund’s name would nonetheless be required under Rule 35d-1. If based on a prior Staff comment, please so note.

Response:  The Trust responds by respectfully declining to make any changes with respect to this comment.  While the Trust agrees with the Staff that a change to the Fund’s investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name would require the Fund to first change its name, the Trust believes the disclosure is informative for shareholders.

23.	Staff Comment: Please review the principal risks of investing in the Fund for consistency with the discussion of the Fund’s principal investment strategies.

Response:  The Trust responds by supplementally confirming it has reviewed the principal risks of investing in the Fund with the Fund’s principal investment strategies for consistency and made applicable changes to remove and/or revise any conflicting disclosure.

24.	Staff Comment: The risk factor related to foreign securities indicates the Fund may invest in American depositary receipts (“ADRs”) and European depositary receipts (“EDRs”). If the Fund will invest in ADRs and EDRs as a principal investment strategy, please add corresponding disclosure to the discussion of the Fund’s principal investment strategy.

Response:  The Trust responds by adding the following disclosure to the discussion of the Fund’s principal investment strategies:

“In addition to investing in foreign securities that are traded on foreign exchanges, the Fund may also invest in ADRs and EDRs that are publicly traded on a U.S. exchange.  ADRs are certificates evidencing ownership of shares of a foreign-based issuer held by a U.S. bank or similar financial institution as depository.”

25.	Staff Comment: The Fund discloses Exchange-Traded Funds (“ETF”) Risk as a principal risk of the Fund. If the Fund will invest in ETFs as principal investment strategy, please add corresponding disclosure to the discussion of the Fund’s principal investment strategies.

Response:  The Trust responds by removing the risk disclosure related to ETFs.

Prospectus – Management of the Fund – The Adviser – Fund Expenses

26.	Staff Comment: Please revise the disclosure related to the operating expense limitation agreement to clarify that the Adviser may request reimbursement of management fee waivers and/or expense payments made in the prior three fiscal years “if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.”

Response:  The Trust responds by noting that the suggested disclosure is already included in the Fund Expenses subsection.

Prospectus – Shareholder Information – Choosing a Share Class

27.	Staff Comment: Please consider revising the first paragraph under the caption “Choosing a Share Class” to clarify that Institutional Class shares of the Fund are not subject to a sales charge.

Response:  The Trust responds by revising the disclosure as follows (changes shown in underline):

“The Fund offers Class A shares and Institutional Class shares in this Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.  You should always discuss the suitability of your investment with your financial intermediary or financial advisor.”

Prospectus – Financial Highlights

28.	Staff Comment: Please supplementally confirm the consent of the independent registered public accounting firm for the Predecessor Fund will be filed by amendment.

Response:  The Trust responds by supplementally confirming the consent of the independent registered public accounting firm for the Predecessor Fund will be filed by amendment.

SAI

29.	Staff Comment: Confirm supplementally whether the Fund will invest in inverse ETFs as part of its principal investment strategies. If the Fund intends to invest in inverse ETFs as a principal strategy, please add corresponding disclosure to the Summary Section and Item 9 of the Prospectus and including the following risk disclosure:

“Because of mathematical compounding, and because inverse/leverage ETFs have a single day investment objective to track the performance of a multiple of an index, the performance of an inverse/leveraged ETF for periods greater than a single day is likely to be either greater than or less than the actual multiple of the index even before accounting for the ETF fees and expenses compounding will cause longer term results to vary significantly from the stated multiple of the index particularly during periods of higher index volatility.”

Response:  The Trust responds by supplementally confirming the Fund does not intend to invest in inverse ETFs as a principal investment strategy.

30.	Staff Comment: With respect to inverse ETFs, whether or not a principal investment strategy, please add risk disclosure related to market price variance.

Response:  The Trust responds by adding the following disclosure to the discussion of risks related to inverse ETFs:

“As a result of market price variance risk, it is possible that the price the Fund pays to invest in an inverse ETF is not truly reflective of the true value of such ETF.”

31.	Staff Comment: With respect to the Fund’s investments in mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”), please explain supplementally the extent to which the Fund will invest in pooled investment vehicles that rely on an exemption from the definition of “investment company” under either Section 3(c)(1) or Section 3(c)(7) under the 1940 Act. In your response, please include whether the Fund has a limit on its investments in such pooled investment vehicles, and, if so, please state the limit. Please also disclose whether the Fund considers such investments to be liquid. If so, please provide the legal basis for why the Fund considers such investments to be liquid.

Response:  The Trust responds by supplementally explaining it does not intend to invest in MBSs or ABSs through pooled investment vehicles that rely on an exemption from the definition of “investment company” under either Section 3(c)(1) or Section 3(c)(7) under the 1940 Act.

32.	Staff Comment: Please revise Fundamental Investment Restriction 3 to clarify the Fund’s policy on industry concentration applies to securities of issuers in any one industry or “group of industries”.

Response:  The Trust responds by respectfully declining to make the suggested revision, as the Trust submits Investment Restriction 3 is consistent with Section 8(b)(1)(E) of the 1940 Act and Instruction 4 to Item 9(b)(1) of Form N-1A.  The Fund does not have a policy to concentrate its investments in any particular industry or group of industries. Rather, the Fund’s policy with respect to concentration of investments, as disclosed in the SAI, states that the Fund will not concentrate its investments in “any one industry.”  Neither Section 8(b)(1)(E) of the 1940 Act, nor Instruction 4 to Item 9(b)(1) of Form N-1A, require the Fund to disclose a policy not to concentrate its investments with respect to both industries and groups of industries.

33.	Staff Comment: Please remove the highlighted text related to the number of times the Board’s Audit, Nominating and Valuation Committees met with respect to the Fund.

Response:  The Trust responds by removing the applicable disclosure.

34.	Staff Comment: Please revised the disclosure with respect to brokerage commissions paid for research services to clarify the commissions were paid by the Predecessor Fund.

Response:  The Trust responds by making the requested revision.

35.	Staff Comment: As required by Item 16(f)(2) of Form N-1A, please disclose any ongoing arrangements under which the Fund discloses its portfolio holdings information. With respect to such arrangements, please state the frequency and lag of such disclosure.

Response:  The Trust responds by supplementally stating the disclosure accurately discloses each ongoing arrangement in place with respect to the Fund’s disclosure of portfolio holdings information.

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If you have any additional questions or require further information, please contact Adam Smith at (414) 765-6115.

Sincerely,

/s/ John P. Buckel

John P. Buckel
President and Principal Executive Officer
Trust for Professional Managers